CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net (loss) income	$ (1,210,406)	$ 7,236,403
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Unrealized and realized gains on investments held in the Trust Account	(878,523)	(1,108,337)
Change in fair value of derivative liabilities	1,009,138	(6,995,067)
Prepaid expenses	58,225	102,125
Income taxes payable	(186,431)
Deferred income taxes	(46,496)
Accounts payable and accrued expenses	267,605	177,233
Net Cash Used In Operating Activities	(986,888)	(587,643)
Cash Flows From Investing Activities:
Cash deposited into the Trust	(1,035,405)	(3,461,944)
Cash withdrawn from Trust for redemptions	26,538,036
Cash withdrawn from Trust for taxes	973,800	361,500
Net Cash Used In Investing Activities	26,476,431	(3,100,444)
Cash Flows From Financing Activities:
Cash paid for redemptions	(26,538,036)
Proceeds from Note payable - Sponsor	983,842	3,461,944
Net Cash (Used in) Provided By Investing Activities	(25,554,194)	3,461,944
Net change in cash	(64,651)	(226,143)
Cash at beginning of period	67,022	475,500
Cash at end of period	2,371	249,357
Supplemental disclosure of non-cash financing activities:
Excise tax on redemptions of Class A common stock subject to possible redemption	265,380
Remeasurement of Class A common stock subject to possible redemption	1,323,969	$ 581,197
Finance costs of shares to be issued under non-redemption agreements	$ 879,900